Average Annual Total Returns - Class P Shares - Goldman Sachs Growth Opportunities Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell Midcap® Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees or expenses) Since Inception
Total	44.63%	23.12%	Apr. 17, 2018	38.93%	16.47%	29.37%	16.52%	35.47%	21.12%